Schedule of Share-based Payment Arrangement, Option, Exercise Price Range (Details)	6 Months Ended
Jun. 30, 2023 $ / shares shares
Share-Based Payment Arrangement, Option, Exercise Price Range [Line Items]
Number outstanding	8,396,000
Number exercisable	3,190,700
Range 1 [Member]
Share-Based Payment Arrangement, Option, Exercise Price Range [Line Items]
Exercise prices per share | $ / shares	$ 0.30
Number outstanding	1,885,000
Number exercisable	150,800
Expiry date	Feb. 21, 2028
Range 2 [Member]
Share-Based Payment Arrangement, Option, Exercise Price Range [Line Items]
Exercise prices per share | $ / shares	$ 0.45
Number outstanding	2,030,400
Number exercisable	1,123,800
Expiry date	Jun. 30, 2025
Range 3 [Member]
Share-Based Payment Arrangement, Option, Exercise Price Range [Line Items]
Exercise prices per share | $ / shares	$ 0.50
Number outstanding	829,600
Number exercisable	505,700
Expiry date	Feb. 01, 2026
Range 4 [Member]
Share-Based Payment Arrangement, Option, Exercise Price Range [Line Items]
Exercise prices per share | $ / shares	$ 0.50
Number outstanding	2,395,000
Number exercisable	766,400
Expiry date	Feb. 01, 2027
Range 5 [Member]
Share-Based Payment Arrangement, Option, Exercise Price Range [Line Items]
Exercise prices per share | $ / shares	$ 0.66
Number outstanding	200,000
Number exercisable	92,000
Expiry date	Jul. 12, 2026
Range 6 [Member]
Share-Based Payment Arrangement, Option, Exercise Price Range [Line Items]
Exercise prices per share | $ / shares	$ 1.02
Number outstanding	1,056,000
Number exercisable	552,000
Expiry date	Apr. 06, 2026